13. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilties
	December 31,
	2018	2017
Deferred tax assets:
Net operating loss	$104,000	$766,000
Provisions and accrued liabilities	–	29,000
Deferred tax liabilities:
Total deferred tax asset	104,000	795,000

Less valuation allowance	(104,000)	(795,000)
Net deferred tax asset	$–	$–